Balance Sheet Details	12 Months Ended
Jul. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

Note 4 – Balance Sheet Details

Property and Equipment

Property and equipment, net, is comprised of the following:

	July 31, 2022	July 31, 2021
Equipment and furniture	$1,944,540	$1,919,301
Computer software	109,242	109,242
Leasehold improvements	32,651	32,651
Construction in progress	446,367	234,409
Property and equipment, gross	2,532,800	2,295,603
Accumulated depreciation and amortization	(1,554,186)	(1,366,782)
Total	$978,614	$928,821

Depreciation and amortization expense recorded for the years ended July 31, 2022 and 2021 was approximately $0.2 million.

Intangible Assets

Intangible assets, net, is comprised of the following:

	July 31, 2022	July 31, 2021
License	$495,000	$495,000
Accumulated amortization	(116,471)	(46,588)
Total	$378,529	$448,412

In November 2020, the Company licensed generator technology for use in its clinical trials and other research and development efforts. Unless earlier terminated, the term of the license agreement will remain in effect for 85 months. The Company has determined that the license has alternative future uses in research and development projects. The value of the acquired license is recorded as an intangible asset with amortization over the estimated useful life of 85 months.

Intangible asset amortization expense recorded for the year ended July 31, 2022 and 2021 was approximately $70,000 and $47,000, respectively.

At July 31, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows:

Years ending July 31,
2023	$69,882
2024	69,882
2025	69,882
2026	69,882
2027	69,882
Thereafter	29,119
Total	$378,529

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are comprised of the following:

	July 31, 2022	July 31, 2021
Research and development costs	$3,210,627	$4,206,926
Professional services fees	877,411	1,229,040
Other	120,184	125,679
Total	$4,208,222	$5,561,645

Accrued Compensation

Accrued compensation is comprised of the following:

	July 31, 2022	July 31, 2021
Accrued payroll	$311,662	$311,590
401K payable	7,333	9,065
Accrued severance	57,982	-
Total	$376,977	$320,655